Expense Example, No Redemption - Class C	Sep. 30, 2025 USD ($)
Allspring Diversified Capital Builder Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 185
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	2,137
Allspring Diversified Income Builder Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	951
Expense Example, No Redemption, 10 Years	2,125
Allspring Index Asset Allocation Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	571
Expense Example, No Redemption, 5 Years	983
Expense Example, No Redemption, 10 Years	$ 2,136